Equity (Deficit) - Summary of Government Contributions to Petroleos Mexicanos through the Ministry of Energy (Detail) - MXN ($) $ in Thousands										9 Months Ended
	Aug. 08, 2024	Jun. 11, 2024	May 21, 2024	May 09, 2024	Apr. 08, 2024	Mar. 26, 2024	Mar. 07, 2024	Feb. 12, 2024	Jan. 12, 2024	Sep. 30, 2024
Federal budget
Disclosure of government contributions [line item]
Negative budget financial balance										$ 145,000,000
Proyecto Aprovechamiento de Residuales en la Refinería Salina Cruz, Oaxaca | Federal budget
Disclosure of government contributions [line item]
Negative budget financial balance										$ 5,509,050
Petróleos Mexicanos | Strengthening of financial position
Disclosure of government contributions [line item]
Proceeds from government grants		$ 4,194,241	$ 27,634,576		$ 5,632,399		$ 13,997,554	$ 32,391,756	$ 22,479,358
Petróleos Mexicanos | Strengthening of Financial Position One, March
Disclosure of government contributions [line item]
Proceeds from government grants						$ 5,857,845
Petróleos Mexicanos | Strengthening of Financial Position Two, March
Disclosure of government contributions [line item]
Proceeds from government grants						$ 2,510,505
Petróleos Mexicanos | Strengthening of Financial Position One, May
Disclosure of government contributions [line item]
Proceeds from government grants				$ 21,321,366
Petróleos Mexicanos | Strengthening of Financial Position Two, May
Disclosure of government contributions [line item]
Proceeds from government grants				$ 8,980,400
Petróleos Mexicanos | Proyecto Aprovechamiento de Residuales en la Refinería Salina Cruz, Oaxaca
Disclosure of government contributions [line item]
Proceeds from government grants	$ 5,509,050